Fees Summary	Jul. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 640,000
Previously Paid Amount	0.00
Total Fee Amount	94.46
Total Offset Amount	0.00
Net Fee	94.46
Narrative - Max Aggregate Offering Price	$ 640,000
Final Prospectus	true